                      TRAVELERS INDEX ANNUITY PROSPECTUS:
                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES
                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

This prospectus describes TRAVELERS INDEX ANNUITY, a single premium deferred variable annuity contract (the "Contract") issued by The Travelers Insurance Company or The Travelers Life and Annuity Company, depending on the state in which you purchased your Contract. The Contract is available in connection with certain retirement plans that qualify for special federal income tax treatment ("qualified Contracts") as well as those that do not qualify for such treatment ("nonqualified Contracts"). Travelers Index Annuity is issued as an individual Contract.

You can choose to have your premium ("purchase payment") accumulate on a variable and/or fixed basis in one of our funding options. Your contract value before the maturity date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the variable funding options you select. You bear the investment risk of investing in the variable funding options. The variable funding options are:

     Money Market Portfolio

     DEUTSCHE ASSET MANAGEMENT VIT FUNDS
       EAFE(R) Equity Index Fund
       Small Cap Index Fund

     GREENWICH STREET SERIES FUND
       Equity Index Portfolio -- Class I Shares

The Contract, certain contract features and/or some of the funding options may not be available in all states. THE CURRENT PROSPECTUSES FOR THE UNDERLYING FUNDS THAT SUPPORT THE VARIABLE FUNDING OPTIONS MUST ACCOMPANY THIS PROSPECTUS. READ AND RETAIN THEM FOR FUTURE REFERENCE.

In addition, you can choose to protect your investment by purchasing a guarantee from the Company called the Principal Protection Feature. If purchased, we will guarantee that on the Principal Protection Expiration Date (the last day of the eighth Contract Year), your Contract will be worth at least 115%, 100% or 90% (depending on your selection) of your purchase payment, adjusted for withdrawals, even if the value of your Contract on that date is less than the chosen percentage of your purchase payment. To qualify for the Principal Protection Feature, you must allocate your purchase payment to the Protected Funding Option -- Equity Index Portfolio -- and keep your payment in that funding option until the end of the eighth Contract Year. There is a separate charge for this feature.

This prospectus provides the information that you should know before investing in the Contract. You can receive additional information about your Contract by requesting a copy of the Statement of Additional Information ("SAI") dated May 1, 2001. We filed the SAI with the Securities and Exchange Commission ("SEC"), and it is incorporated by reference into this prospectus. To request a copy, write to The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183, call 1-800-842-8573 or access the SEC's website (http://www.sec.gov). See Appendix D for the SAI's table of contents.

NEITHER THE SECURITIES AND EXCHANGE COMMISSION NOR ANY STATE SECURITIES COMMISSION HAS PASSED UPON THE ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

VARIABLE ANNUITY CONTRACTS ARE NOT DEPOSITS OF ANY BANK, AND ARE NOT INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY.

                             PROSPECTUS MAY 1, 2001

                               TABLE OF CONTENTS

Index of Special Terms................      2
Summary...............................      3
Fee Table.............................      7
Condensed Financial Information.......     10
The Annuity Contract..................     10
     Contract Owner Inquiries.........     10
     Purchase Payments................     11
     Accumulation Units...............     11
     The Variable Funding Options.....     11
     Optional Principal Protection
       Feature........................     12
     Principal Protection Expiration
       Date...........................     12
Fixed Account.........................     13
Charges and Deductions................     13
     General..........................     13
     Withdrawal Charge................     14
     Free Withdrawal Allowance........     14
     Transfer Charge..................     14
     Optional Principal Protection
       Fee............................     14
     Principal Protection Cancellation
       Charge.........................     15
     Administrative Charges...........     15
     Mortality and Expense Risk
       Charge.........................     16
     Variable Funding Option
       Expenses.......................     16
     Premium Tax......................     16
     Changes in Taxes Based Upon
       Premium or Value...............     16
Transfers.............................     16
     Dollar Cost Averaging............     16
Access to Your Money..................     17
     Systematic Withdrawals...........     17
Ownership Provisions..................     18
     Types of Ownership...............     18
     Contract Owner...................     18
     Beneficiary......................     18
     Annuitant........................     18
Death Benefit.........................     19
     Death Proceeds Before the
       Maturity Date..................     19
     Payment of Proceeds..............     21
     Death Proceeds After the Maturity
       Date...........................     22
The Annuity Period....................     22
     Maturity Date....................     22
     Allocation of Annuity............     23
     Variable Annuity.................     23
     Fixed Annuity....................     24
Payment Options.......................     24
     Election of Options..............     24
     Annuity Options..................     24
Miscellaneous Contract Provisions.....     25
     Right to Return..................     25
     Termination......................     25
     Required Reports.................     25
     Suspension of Payments...........     25
The Separate Accounts.................     26
     Performance Information..........     26
Federal Tax Considerations............     27
     General Taxation of Annuities....     27
     Types of Contracts: Qualified or
       Nonqualified...................     27
     Nonqualified Annuity Contracts...     28
     Qualified Annuity Contracts......     28
     Penalty Tax for Premature
       Distributions..................     28
     Diversification Requirements for
       Variable Annuities.............     28
     Ownership of the Investments.....     29
     Mandatory Distributions for
       Qualified Plans................     29
     Taxation of Death Benefit
       Proceeds.......................     29
Other Information.....................     29
     The Insurance Companies..........     29
     Financial Statements.............     29
     Distribution of Variable Annuity
       Contracts......................     29
     Conformity with State and Federal
       Laws...........................     30
     Voting Rights....................     30
     Legal Proceedings and Opinions...     30
APPENDIX A: Condensed Financial
  Information for The Travelers
  Insurance Company: Fund BD III......    A-1
APPENDIX B: Condensed Financial
  Information for The Travelers Life
  and Annuity Company: Fund BD IV.....    B-1
APPENDIX C: The Fixed Account.........    C-1
APPENDIX D: Contents of the Statement
  of Additional Information...........    D-1

                             INDEX OF SPECIAL TERMS

The following terms are italicized throughout the prospectus. Refer to the page listed for an explanation of each term.

Accumulation Unit.....................     11
Accumulation Period...................     11
Annuitant.............................     18
Annuity Payments......................     22
Annuity Unit..........................     23
Contingent Annuitant..................     18
Contract Date.........................     10
Contract Owner (You, Your)............     10
Contract Value........................     10
Contract Year.........................     10
Fixed Account.........................    C-1
Death Report Date.....................     19
Funding Option(s).....................     11
Joint Owner...........................     18
Maturity Date.........................     22
Purchase Payment......................     11
Underlying Fund.......................     11
Written Request.......................     10

                                    SUMMARY:
                            TRAVELERS INDEX ANNUITY

THIS SUMMARY DETAILS SOME OF THE MORE IMPORTANT POINTS THAT YOU SHOULD KNOW AND CONSIDER BEFORE PURCHASING THE CONTRACT. PLEASE READ THE ENTIRE PROSPECTUS CAREFULLY.

WHAT COMPANY WILL ISSUE MY CONTRACT? Your issuing company is either The Travelers Insurance Company or The Travelers Life and Annuity Company, ("the Company," "We" or "Us") depending on where you reside. Each company sponsors its own segregated asset account ("Separate Account"). The Travelers Insurance Company sponsors the Travelers Fund BD III for Variable Annuities ("Fund BD III"); The Travelers Life and Annuity Company sponsors the Travelers Fund BD IV for Variable Annuities ("Fund BD IV"). When we refer to the Separate Account, we are referring to either Fund BD III or Fund BD IV, depending upon your issuing Company.

Your issuing Company is The Travelers Life and Annuity Company unless you reside in one of the following locations. The Travelers Insurance Company issues Contracts in the locations listed below:

Bahamas                                          New York
British Virgin Islands                           North Carolina
Guam                                             Puerto Rico
Kansas                                           Tennessee
Maine                                            U.S. Virgin Islands
New Hampshire                                    Wyoming

CAN YOU GIVE ME A GENERAL DESCRIPTION OF THE CONTRACT? We designed the Contract for retirement savings or other long-term investment purposes. The Contract provides a death benefit as well as guaranteed payout options. You direct your payment to one or more of the variable funding options and/or to the Fixed Account that is part of our general account (the "Fixed Account"). We guarantee money directed to the Fixed Account as to principal and interest. The variable funding options are designed to produce a higher rate of return than the Fixed Account; however, this is not guaranteed. You can also lose money in the variable funding options.

The Contract, like all deferred variable annuity contracts, has two phases: the accumulation phase and the payout phase. During the accumulation phase generally, under a qualified contract, your pre-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal, presumably when you are in a lower tax bracket. During the accumulation phase, under a nonqualified contract, earnings on your after-tax contribution accumulates on a tax-deferred basis and is taxed as income when you make a withdrawal. The payout phase occurs when you begin receiving payments from your Contract. The amount of money you accumulate in your Contract determines the amount of income (annuity payments) you receive during the payout phase.

During the payout phase, you may choose one of a number of annuity options. You may receive income payments from the variable funding options and/or the Fixed Account. If you elect variable income payments, the dollar amount or your payments may increase or decrease. Once you choose one of the annuity options and begin to receive payments, it cannot be changed.

PRINCIPAL PROTECTION GUARANTEE (For investors who intend to hold their Contract for at least eight years.) You can choose to protect your investment by purchasing a separate guarantee from the Company. With the Principal Protection Guarantee, you receive, at the end of eight years, 115%, 100%, or 90% of your purchase payment (depending on the guarantee you purchased) less any withdrawals and related withdrawal charges, or the contract value -- whichever is greater. Not all levels of protection may be available for purchase.

After the end of the eighth contract year, you may (a) remain in the Contract and transfer to any of the funding options, (b) purchase another Index Annuity contract with the Principal Protection Guarantee, (c) transfer to another annuity contract or (d) withdraw your contract value. Unless you inform us in writing of a different investment choice, at the end of the eighth contract year, we will transfer your contract value to the Money Market Portfolio, offered within this Contract.

If you have selected the Principal Protection Feature, any partial amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of principal guaranteed proportionately. The Principal Protection Feature which you originally selected covers the remaining contract value. If you make a full withdrawal before the end of the eighth contract year, the Principal Protection Guarantee is no longer in effect. Depending on market conditions, the cash surrender value may be more or less that the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Feature under any circumstances.

WHO SHOULD PURCHASE THIS CONTRACT? The Contract is currently available for use in connection with (1) individual nonqualified purchases; (2) Individual Retirement Annuities (IRAs); and (3) Section 403(b) Rollovers (TSA rollover). Purchase of this Contract through a tax qualified retirement plan ("Plan") does not provide any additional tax deferral benefits beyond those provided by the Plan. Accordingly, if you are purchasing this Contract through a Plan, you should consider purchasing this Contract for its Death Benefit, Annuity Option Benefits, and other non-tax-related benefits.

You may purchase the Contract with a single payment of at least $10,000. At this time, the Company does not permit additional payments.

IS THERE A RIGHT TO RETURN PERIOD? If you cancel the Contract within ten days after you receive it, you will receive a full refund of your contract value plus any Contract charges and premium taxes you paid (but not fees and charges assessed by the underlying funds). Where state law requires a longer right to return period, or the return of purchase payments, the Company will comply. You bear the investment risk on the purchase payment allocated to a variable funding option during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchased your Contract as an Individual Retirement Annuity, and you return it within the first seven days after delivery, we will refund your full purchase payment. During the remainder of the right to return period, we will refund your contract value (including charges we assessed). We will determine your contract value at the close of business on the day we receive a written request for a refund.

CAN YOU GIVE A GENERAL DESCRIPTION OF THE VARIABLE FUNDING OPTIONS AND HOW THEY OPERATE? Through its subaccounts, the Separate Account uses your purchase payment to purchase units, at your direction, of one or more of the variable funding options. In turn, each variable funding option invests in an underlying mutual fund ("underlying fund") that holds securities consistent with its own investment policy. Depending on market conditions, you may make or lose money in any of these variable funding options.

You can transfer between the variable funding options as frequently as you wish without any current tax implications. Currently there is no charge for transfers, nor a limit to the number of transfers allowed. We may, in the future, charge a fee for any transfer request, or limit the number of transfers allowed. At a minimum, we would always allow one transfer every six months. We reserve the right to restrict transfers that we determine will disadvantage other contract owners. You may transfer between the Fixed Account and the variable funding options twice a year (during the 30 days after the six-month contract date anniversary), provided the amount is not greater than 15% of the Fixed Account value on that date.

WHAT EXPENSES WILL BE ASSESSED UNDER THE CONTRACT? The Contract has insurance features and investment features, and there are costs related to each. We deduct an administrative expense charge and a mortality and expense risk ("M&E") charge daily from the amounts you allocate to the Separate Account. We deduct the administrative expense charge at an annual rate of 0.15% and deduct the M&E at an annual rate of 1.25% for the Standard Death Benefit, and 1.45% for the Enhanced Death Benefit. For Contracts with a value of less than $50,000, we also deduct an annual administrative charge of $30. Each underlying fund also charges for management and other expenses.

An optional Contract feature, the Principal Protection Guarantee, provides that you will receive a stated percent of your single payment, less partial withdrawals and related withdrawal charges, on the Principal Protection Guarantee Expiration Date. There is an annual insurance charge of up to 2.00% if you select this feature. If you withdraw your money before the maturity date and if you have selected the Principal Protection Guarantee, there is no refund of the Principal Protection Fee and the Company may deduct an additional Principal Protection Cancellation Charge (0%-4%).

We will apply a withdrawal charge to withdrawals from the Contract, and will calculate it as a percentage of the purchase payment. The maximum percentage is 6%, decreasing to 0% in years nine and later.

HOW WILL MY PURCHASE PAYMENTS AND WITHDRAWALS BE TAXED? Generally, the payment you make to a qualified Contract during the accumulation phase is made with before-tax dollars. Generally, you will be taxed on your purchase payment and on any earnings when you make a withdrawal or begin receiving annuity payments. Under a nonqualified Contract, your purchase payment is made with after-tax dollars, and earnings will generally accumulate tax-deferred. You will be taxed on these earnings when they are withdrawn from the Contract. If you are younger than 59 1/2 when you take money out, you may be charged a 10% federal penalty tax on the amount withdrawn.

For owners of qualified Contracts, if you reach a certain age, you may be required by federal tax laws to begin receiving payments from your annuity or risk paying a penalty tax. In those cases, we can calculate and pay you the minimum required distribution amounts.

HOW MAY I ACCESS MY MONEY? You can take withdrawals any time during the accumulation phase. Withdrawal charges, income taxes, the Principal Protection Cancellation Charge, and/or a penalty tax may apply to taxable amounts withdrawn.

WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT? You may choose to purchase the Standard or Enhanced Death Benefit. The death benefit applies upon the first death of the contract owner, joint owner, or annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. We calculate the death benefit value at the close of the business day on which our Home Office receives (1) due proof of death and (2) written payment instructions. Please refer to the Death Benefit section in the prospectus for more details.

WHERE MAY I FIND OUT MORE ABOUT ACCUMULATION UNIT VALUES? The Condensed Financial Information in Appendix A or Appendix B to this prospectus provides more information about accumulation unit values.

ARE THERE ANY ADDITIONAL FEATURES? This Contract has other features you may be interested in. These include:

     - DOLLAR COST AVERAGING. This is a program that allows you to invest a fixed amount of money in variable funding options each month, theoretically giving you a lower average cost per unit over time than a single one-time purchase. Dollar Cost Averaging requires regular investments regardless of fluctuating price levels, and does not guarantee profits or prevent losses in a declining market. Potential investors should consider their financial ability to continue purchases through periods of low price levels. This program is not available if you have selected the Principal Protection Feature.

     - SYSTEMATIC WITHDRAWAL OPTION. Before the maturity date, you can arrange to have money sent to you at set intervals throughout the year. Of course, any applicable income and penalty taxes will apply on amounts withdrawn.

                                   FEE TABLES
--------------------------------------------------------------------------------

The purpose of the following Fee Tables is to assist Contract owners in understanding the various costs and expenses that you will bear, directly or indirectly, if you purchase this Contract. See "Charges and Deductions" in this prospectus for additional information. Expenses shown do not include premium taxes, which may be applicable. "Other Expenses" include operating costs of each underlying fund. Each fund reflects these expenses in its net asset value; the expenses are not deducted from your contract value.

               FEE TABLE -- WITHOUT PRINCIPAL PROTECTION FEATURE
--------------------------------------------------------------------------------
TRANSACTION EXPENSES

    WITHDRAWAL CHARGE(as a percentage of the purchase payment withdrawn)

            YEARS SINCE PURCHASE                   WITHDRAWAL
                PAYMENT MADE                         CHARGE
                    0-1                                6%
                     2                                 6%
                     3                                 5%
                     4                                 5%
                     5                                 4%
                     6                                 4%
                     7                                 3%
                     8                                 2%
                 9 and over                            0%

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

                                                              STANDARD   ENHANCED
                                                               DEATH      DEATH
                                                              BENEFIT    BENEFIT
---------------------------------------------------------------------------------
Mortality & Expense Risk Charge.............................    1.25%      1.45%
Administrative Expense Charge...............................    0.15%      0.15%
                                                              -------    -------
  Total Separate Account Charges............................    1.40%      1.60%

OTHER ANNUAL CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
         (Waived if contract value is $50,000 or more)     $30

VARIABLE FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the funding option as of December 31, 2000, unless otherwise noted)

                                                                                     TOTAL ANNUAL
                                                                                      OPERATING
                                                MANAGEMENT FEE    OTHER EXPENSES       EXPENSES
                                                (AFTER EXPENSE    (AFTER EXPENSE    (AFTER EXPENSE
               FUNDING OPTIONS:                 REIMBURSEMENT)    REIMBURSEMENT)    REIMBURSEMENT)
--------------------------------------------------------------------------------------------------
DEUTSCHE ASSET MANAGEMENT VIT FUNDS
  EAFE(R) Equity Index Fund...................       0.45%             0.20%             0.65%(1)
  Small Cap Index Fund........................       0.35%             0.10%             0.45%(1)
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class I Shares....       0.21%             0.02%             0.23%(2)
MONEY MARKET PORTFOLIO........................       0.38%             0.02%             0.40%

---------------

(1) These fees reflect a voluntary expense reimbursement arrangement whereby the Adviser has agreed to reimburse the funds. Without such arrangement, Other Expenses and Total Annual Operating Expenses for the EAFE(R) Equity Index Fund and the SMALL CAP INDEX FUND would have been 0.47% and 0.92%, and 0.34% and 0.69%, respectively.

(2) The Management Fee includes 0.06% for fund administration.

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples also assume that the $30 annual administrative charge is equivalent to 0.015% of the Separate Account contract value.

EXAMPLE* -- WITHOUT PRINCIPAL PROTECTION:

STANDARD DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit without the Principal Protection Guarantee Selected:

                                   IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                ANNUALIZED AT END OF PERIOD SHOWN**:
                                ----------------------------------------    ----------------------------------------
FUNDING OPTIONS:                1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
DEUTSCHE ASSET MANAGEMENT VIT
  FUNDS
  EAFE(R) Equity Index Fund...    81        115        151        239         21        65         111        239
  Small Cap Index Fund........    79        109        141        219         19        59         101        219
GREENWICH STREET SERIES FUND
  Equity Index Portfolio --
    Class I Shares............    77        102        129        195         17        52          89        195
MONEY MARKET PORTFOLIO........    78        107        138        213         18        57          98        213

ENHANCED DEATH BENEFIT

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above using the expenses for the Enhanced Death Benefit without the Principal Protection Guarantee Selected:

                                   IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                ANNUALIZED AT END OF PERIOD SHOWN**:
                                ----------------------------------------    ----------------------------------------
FUNDING OPTIONS:                1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
DEUTSCHE ASSET MANAGEMENT VIT
  FUNDS
  EAFE(R) Equity Index Fund...    83        121        161        260         23        71         121        260
  Small Cap Index Fund........    81        115        151        239         21        65         111        239
GREENWICH STREET SERIES FUND
  Equity Index Portfolio --
    Class I Shares............    79        108        140        216         19        58         100        216
MONEY MARKET PORTFOLIO........    80        113        149        234         20        63         109        234

                 FEE TABLE -- WITH PRINCIPAL PROTECTION FEATURE
--------------------------------------------------------------------------------
TRANSACTION EXPENSES

                                  PRINCIPAL PROTECTION CANCELLATION CHARGE
       WITHDRAWAL CHARGE                    (as a percentage of
(as a percentage of the purchase         purchase payment withdrawn
       payment withdrawn)              from Protected Funding Option)
--------------------------------  ----------------------------------------
     YEARS SINCE                         YEARS SINCE
       PURCHASE                            PURCHASE
     PAYMENT MADE        CHARGE          PAYMENT MADE            CHARGE
         0-1              6%                0-1                  4%
          2               6%                 2                   4%
          3               5%                 3                   4%
          4               5%                 4                   3%
          5               4%                 5                   3%
          6               4%                 6                   3%
          7               3%                 7                   2%
          8               2%                 8                   1%
     9 and over           0%            9 and over               0%


ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)

                                                              STANDARD   ENHANCED
                                                               DEATH      DEATH
                                                              BENEFIT    BENEFIT
---------------------------------------------------------------------------------
Mortality & Expense Risk Charge.............................    1.25%      1.45%
Principal Protection Fee (maximum)(1).......................    2.00%      2.00%
Administrative Expense Charge...............................    0.15%      0.15%
                                                              -------    -------
  Total Separate Account Charges............................    3.40%      3.60%

---------------

(1) The Principal Protection Fee is an annual insurance charge that varies with the level of guarantee chosen under the Principal Protection Feature. The maximum Principal Protection Fee is 2.00% annually.

OTHER ANNUAL CHARGES

ANNUAL CONTRACT ADMINISTRATIVE CHARGE
         (Waived if contract value is $50,000 or more))     $30

VARIABLE FUNDING OPTION EXPENSES:
(as a percentage of average daily net assets of the Funding Option as of December 31, 2000, unless otherwise noted)

                                                                                          TOTAL ANNUAL
                                                                                           OPERATING
                                                     MANAGEMENT FEE    OTHER EXPENSES       EXPENSES
                                                     (AFTER EXPENSE    (AFTER EXPENSE    (AFTER EXPENSE
FUNDING OPTION:                                      REIMBURSEMENT)    REIMBURSEMENT)    REIMBURSEMENT)
-------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio -- Class I Shares.........       0.21%             0.02%             0.23%

EXAMPLES

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more or less than those shown. We base examples on the annual expenses of the underlying funds for the year ended December 31, 2000, and assume that any fee waivers and expense reimbursements will continue. We cannot guarantee that these fee waivers and expense reimbursements will continue. The examples include the deduction of the maximum Principal Protection Fee of 2.00%. The examples also assume that the $30 annual administrative charge is equivalent to 0.015% of the Separate Account contract value.

EXAMPLE* -- WITH PRINCIPAL PROTECTION:

STANDARD AND ENHANCED DEATH BENEFITS

You would pay the following expenses on a $1,000 investment, assuming a 5% annual return on assets, and the charges reflected in the expense table above using the expenses for the Standard Death Benefit or Enhanced Death Benefit, as applicable, with the Principal Protection Guarantee Selected:

                                   IF CONTRACT IS SURRENDERED AT THE           IF CONTRACT IS NOT SURRENDERED OR
                                          END OF PERIOD SHOWN:                ANNUALIZED AT END OF PERIOD SHOWN**:
                                ----------------------------------------    ----------------------------------------
FUNDING OPTION:                 1 YEAR    3 YEARS    5 YEARS    10 YEARS    1 YEAR    3 YEARS    5 YEARS    10 YEARS
--------------------------------------------------------------------------------------------------------------------
GREENWICH STREET SERIES FUND
  Equity Index Portfolio --
    Class I Shares(a).........   137        202        259        390         37        112        189        390
  Equity Index Portfolio --
    Class I Shares(b).........   139        207        268        407         39        117        198        407

---------------
(a) Standard Death Benefit

(b) Enhanced Death Benefit

                        CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                            See Appendices A and B.

                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
Travelers Index Annuity is a contract between the contract owner ("you") and the Company. We describe your rights and benefits in this prospectus and in the Contract. There may be differences in your Contract because of the requirements of the state where we issued your Contract. We will include any such differences in your Contract.

You make a purchase payment to us and we credit it to your Contract. We promise to pay you an income, in the form of annuity payments, beginning on a future date that you choose, the maturity date. The purchase payment accumulates tax deferred in the funding options of your choice. We offer multiple variable funding options, and one Fixed Account option. The contract owner assumes the risk of gain or loss according to the performance of the variable funding options. The contract value is the amount of purchase payments, plus or minus any investment experience on the amounts you allocate to the Separate Account ("Separate Account contract value") or interest on the amounts you allocate to the Fixed Account ("Fixed Account contract value"). The contract value also reflects all withdrawals made and charges deducted. There is generally no guarantee that at the maturity date the contract value will equal or exceed the amount of the purchase payment made under the Contract, except as noted under the Principal Protection Feature provisions. The date the contract and its benefits become effective is referred to as the contract date. Each 12-month period following the contract date is called a contract year.

Certain changes and elections must be made in writing to the Company. Where the term "written request" is used, it means that you must send written information to our Home Office in a form and content satisfactory to us.

CONTRACT OWNER INQUIRIES

Any questions you have about your Contract should be directed to our Home Office at 1-800-842-8573.

PURCHASE PAYMENTS

Your purchase payment is due and payable before the Contract becomes effective, and must be at least $10,000. Under certain circumstances, we may waive the minimum purchase payment requirement. Purchase payments over $1,000,000 may be made only with our prior consent.

We will apply your purchase payment less any applicable premium tax (net purchase payment) within two business days after we receive it in good order at our Home Office. A business day is any day that the New York Stock Exchange is open for regular trading (except when trading is restricted due to an emergency as defined by the Securities and Exchange Commission).

ACCUMULATION UNITS

The period between the contract date and the maturity date is the accumulation period. During the accumulation period, an accumulation unit is used to calculate the value of a Contract. An accumulation unit works like a share of a mutual fund. Each funding option has a corresponding accumulation unit value. The accumulation units are valued each business day and their values may increase or decrease from day to day. The number of accumulation units we will credit to your Contract once we receive a purchase payment is determined by dividing the amount directed to each funding option by the value of its accumulation unit. We calculate the value of an accumulation unit for each funding option each day the New York Stock Exchange is open. The values are calculated as of 4:00 p.m. Eastern time. After the value is calculated, we credit your Contract. During the annuity period (i.e., after the maturity date), you are credited with annuity units.

THE VARIABLE FUNDING OPTIONS

You choose the variable funding options to which you allocate your purchase payment. These variable funding options are subaccounts of the Separate Account. The subaccounts invest in the underlying funds. You are not investing directly in the underlying fund. Each underlying fund is a portfolio of an open-end management investment company that is registered with the SEC under the Investment Company Act of 1940. You will find detailed information about the funds and their inherent risks in the current fund prospectuses for the underlying funds that must accompany this prospectus. Since each option has varying degrees of risk, please read the prospectuses carefully before investing. There is no assurance that any of the underlying funds will meet its investment objectives. Contact your registered representative or call 1-800-842-8573 to request additional copies of the prospectuses.

The Company has entered into agreements with either the investment adviser or distributor of certain of the underlying funds in which the adviser or distributor pays us a fee for providing administrative services, which fee may vary. The fee is ordinarily based upon an annual percentage of the average aggregate net amount invested in the underlying funds on behalf of the Separate Account.

If any of the underlying funds become unavailable, or if we believe that further investment in an underlying fund is inappropriate for the purposes of the Contract, we may substitute another funding option. However, we will not make any substitutions without notifying you and obtaining any state and SEC approval, if necessary. From time to time we may make new funding options available.

The current variable funding options are listed below, along with their investment advisers and any subadviser:

---------------------------------------------------------------------------------------------------------
                                                                                       INVESTMENT
       FUNDING OPTION                       INVESTMENT OBJECTIVE                   ADVISER/SUBADVISER
---------------------------------------------------------------------------------------------------------
Money Market Portfolio           Seeks high current income from short-term     Travelers Asset Management
                                 money market instruments while preserving     International Corporation
                                 capital and maintaining a high degree of
                                 liquidity.
DEUTSCHE ASSET MANAGEMENT VIT
  FUNDS
  EAFE Equity Index Fund         Seeks to replicate, before deduction of       Bankers Trust Company
                                 expenses, the total return performance of
                                 the EAFE Index.
  Small Cap Index Fund           Seeks to replicate, before deduction of       Bankers Trust Company
                                 expenses, the total return performance of
                                 the Russell 2000 Index.
GREENWICH STREET SERIES FUND
  Equity Index Portfolio* --     Seeks to replicate, before deduction of       Travelers Investment
    Class I Shares               expenses, the total return performance of     Management Co.
                                 the S&P 500 Index.

* IF ELECTED WITH THE PRINCIPAL PROTECTION FEATURE, THIS IS REFERRED TO AS THE "PROTECTED FUNDING OPTION."

OPTIONAL PRINCIPAL PROTECTION FEATURE

(FOR INVESTORS WHO INTEND TO HOLD THE CONTRACT FOR AT LEAST EIGHT YEARS.)

You can choose to protect your investment by purchasing a guarantee called the Principal Protection Feature. If you purchase this feature, the Company will guarantee that on the Principal Protection Expiration Date, your Contract will be worth at least either 115%, 100%, or 90% (depending on the guarantee you purchased) of your purchase payment adjusted only for withdrawal reductions (including the Principal Protection Cancellation Charge), even if the value of your Contract on that date is less than your original payment. The purchase payment is not adjusted for administrative charges and mortality and expense risk charges. To qualify for the Principal Protection Feature, you must select this feature when you purchase the Contract, and allocate your entire purchase payment to the Protected Funding Option, the Equity Index Portfolio, until the Principal Protection Expiration Date. Not all levels of protection may be purchased at all times. A Principal Protection Fee and a Cancellation Charge are associated with this feature. (See "Charges and Deductions.") You should not purchase this feature if you intend to surrender the Contract within eight years.

At this time, the only Protected Funding Option is Equity Index Portfolio. At some time in the future, we may add additional Protected Funding Options.

If you buy the Principal Protection Feature, you may not transfer out of the Protected Funding Option before the end of the eighth contract year. You may withdraw or annuitize all or part of your contract value before the Principal Protection Expiration Date, subject to a Principal Protection Cancellation Charge and withdrawal charges. The amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of the principal guarantee proportionately.

PRINCIPAL PROTECTION EXPIRATION DATE

If you purchase the Principal Protection Feature, the Company will fulfill its obligations under the feature on the Principal Expiration Date (which is the last day of the eighth contract year). On that date, we will contribute to your contract value any amount needed to bring your contract value up to 115%, 100% or 90%, depending on your selection, of your original payment adjusted for withdrawal reductions. In addition, on the Principal Protection Expiration Date, we will transfer your contract value to the Money Market Portfolio, a money market fund, unless you select, in writing, a different funding option. On and after the Principal Protection Expiration Date, you may remain in the Contract and transfer to any funding options, purchase a new Travelers Index Annuity Contract with the Principal Protection Feature, annuitize your Contract, exchange this Contract for another annuity contract, or withdraw your contract value. Your registered representative will help you with your decision.

                                 FIXED ACCOUNT
--------------------------------------------------------------------------------

We offer our Fixed Account as a funding option. Please see Appendix C for more information.

                             CHARGES AND DEDUCTIONS
--------------------------------------------------------------------------------

GENERAL

We deduct the charges described below. The charges are for the service and benefits we provide, costs and expenses we incur, and risks we assume under the Contracts. Services and benefits we provide include:

     - the ability for you to make withdrawals and surrenders under the Contracts;

     - the death benefit paid on the death of the contract owner, annuitant, or first of the joint owners,

     - the available funding options and related programs (including dollar-cost averaging and systematic withdrawal programs);

     - administration of the annuity options available under the Contracts; and

     - the distribution of various reports to contract owners.

Costs and expenses we incur include:

     - losses associated with various overhead and other expenses associated with providing the services and benefits provided by the Contracts,

     - sales and marketing expenses including commission payments to your sales agent, and

     - other costs of doing business.

Risks we assume include:

     - that annuitants may live longer than estimated when the annuity factors under the Contracts were established;

     - that the amount of the death benefit will be greater than the contract value, and

     - that the costs of providing the services and benefits under the Contracts will exceed the charges deducted.

We may also deduct a charge for taxes.

Unless otherwise specified, charges are deducted proportionately from all funding options in which you are invested.

We may reduce or eliminate the withdrawal charge, the administrative charges and/or the mortality and expense risk charge under the Contract when certain sales or administration of the Contract result in savings or reduced expenses and/or risks. For certain trusts, we may change the order in which purchase payments and earnings are withdrawn in order to determine the withdrawal charge. We will not reduce or eliminate the withdrawal charge or the administrative charge where such reduction or elimination would be unfairly discriminatory to any person.

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designated charge. (For example, the withdrawal charge we collect may not fully cover all of the sales and distribution expenses we actually incur.) We may also profit on one or more the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.

WITHDRAWAL CHARGE

We do not deduct a sales charge from the purchase payment when it is applied under the Contract. However, a withdrawal charge will be deducted if any or all of the purchase payment is withdrawn during the first eight years following the purchase payment. We will assess the charge as a percentage of the purchase payment withdrawn as follows:

YEARS SINCE PURCHASE                   WITHDRAWAL
    PAYMENT MADE                         CHARGE
        0-1                                6%
         2                                 6%
         3                                 5%
         4                                 5%
         5                                 4%
         6                                 4%
         7                                 3%
         8                                 2%
    9 and over                             0%

For purposes of the withdrawal charge calculation, withdrawals are deemed to be taken first from:

     (a) any purchase payment to which no withdrawal charge applies, then

     (b) any remaining free withdrawal allowance (as described below) (after being reduced by (a)), then

     (c) any purchase payment to which a withdrawal charge applies (on a first-in, first-out basis), then

     (d) any Contract earnings.

Unless you instruct us otherwise, we will deduct the withdrawal charge from the amount requested.

We will not deduct a withdrawal charge:

     - due to the death of the contract owner or the annuitant (with no contingent annuitant surviving);

     - if an annuity payout has begun

     - due to a minimum distribution under our minimum distribution rules then in effect; or

     - if an income option of at least five years' duration is begun after the first contract year.

FREE WITHDRAWAL ALLOWANCE

Beginning in the second contract year, you may withdraw up to 10% of the contract value annually. We calculate the available withdrawal amount as of the end of the previous contract year. The free withdrawal provision applies to all withdrawals. We reserve the right to not permit the provision on a full surrender.

TRANSFER CHARGE

We reserve the right to assess a transfer charge of up to $10.00 on transfers exceeding 12 per year. We will notify you in writing at your last known address at least 31 days before we impose any such transfer charge.

OPTIONAL PRINCIPAL PROTECTION FEE

We offer you the option of purchasing a guarantee on your investment. You can obtain protection for 115%, 100% or 90% of your principal if you buy the Principal Protection Feature at the time you purchase your Contract. Your registered representative will tell you what levels of protection are currently available for selection. Under this feature, we will guarantee that, on the Principal Protection Expiration Date (which is the last day of the eighth contract year), your Contract will be worth at least either 115%, 100% or 90% (depending on your choice of guarantees) of your purchase payment, less a reduction for withdrawals, withdrawal charges, and the Principal Protection Cancellation Charge, even if the value of your Contract on that date is less than the chosen percentage of your original purchase payment. Of course, if your contract value is more than the chosen percentage of your original purchase payment, you will receive the greater value.

There is an annual charge, the Principal Protection Fee, for this feature. The Principal Protection Fee compensates us for the risks that we will bear in providing this guarantee of principal. The Principal Protection Fee is deducted daily from your contract value at a maximum annual rate of 2.00%. The charge varies based on the level of guarantee chosen and the current market conditions that determine our actual costs associated with the Principal Protection Feature. The charge will be set periodically and will lock in at the time of contract purchase. The Principal Protection Fee is set forth in your Contract and is nonrefundable. Generally, the Principal Protection Fee will conform with the chart below. Please note that these ranges are estimates. The actual charge will vary due to market conditions, and will be determined by us.

 LEVEL OF GUARANTEE                        CHARGE RANGE
% OF PURCHASE PAYMENT                   % OF CONTRACT VALUE
        115%                               1.90% - 2.00%
        100%                               1.80% - 2.00%
         90%                               1.35% - 2.00%

You must select the Principal Protection Feature at the time you purchase your Contract. The Principal Protection Feature will extend for the eight years from the contract date until the Principal Protection Expiration Date. This guarantee is valid only if your Contract is held to the Principal Protection Expiration Date, and you do not annuitize or surrender before that date.

PRINCIPAL PROTECTION CANCELLATION CHARGE

We will assess a Principal Protection Cancellation Charge if you select the Principal Protection Feature and make a full or partial withdrawal from the Contract before the Principal Protection Expiration Date. This charge compensates us for costs incurred should you withdraw from the Principal Protection Feature before the Principal Protection Expiration Date.

The Principal Protection Cancellation Charge equals up to 4% of the original purchase payment withdrawn. The percent charged depends on the length of time you have had your contract. The Principal Protection Cancellation Charge is set forth in your Contract.

If you have selected the Principal Protection Feature, any amounts you withdraw (including the withdrawal charge and Principal Protection Cancellation Charge) will reduce the amount of the principal guarantee proportionately. The Principal Protection Feature which you originally selected covers the remaining contract value. If you make a full withdrawal before the end of the eighth contract year, the Principal Protection Feature is no longer in effect. Depending on market conditions, the cash surrender value may be more or less than the guaranteed principal amount you selected. We will not refund any expenses or fees associated with the Principal Protection Feature under any circumstances.

ADMINISTRATIVE CHARGES

There are two administrative charges: the annual contract administrative charge and the administrative expense charge. We will deduct the annual contract administrative charge on the fourth Friday of each August. This charge compensates us for expenses incurred in the first contract year, and we will prorate this charge (i.e. calculate) from the date of purchase. We will also prorate this charge if you surrender your Contract, or if we terminate your Contract. We will not deduct a contract administrative charge:

     (1) from the distribution of death proceeds;

     (2) after an annuity payout has begun, or

     (3) if the contract value on the date of assessment equals or is greater than $50,000.

We deduct the administrative expense charge (sometimes called "sub-account administrative charge") on each business day from amounts allocated to the variable funding options to compensate the Company for certain related administrative and operating expenses. The charge equals, on an annual basis, 0.15% of the daily net asset value allocated to each of the variable funding options, and is reflected in our accumulation and annuity unit value calculations.

MORTALITY AND EXPENSE RISK CHARGE

Each business day, the Company deducts a mortality and expense risk ("M&E") charge from amounts held in the variable funding options. The deduction is reflected in our calculation of accumulation and annuity unit values. The charges stated are the maximum for this product. We reserve the right to lower this charge at any time. If you choose the Standard Death Benefit, this charge equals 1.25% annually. If you choose the Enhanced Death Benefit, this charge equals 1.45% annually. This charge compensates the company for risks assumed, benefits provided and expenses incurred, including payment of commissions to your sales agent.

VARIABLE FUNDING OPTION EXPENSES

We summarized the charges and expenses of the underlying funds in the fee table. Please review the prospectus for each underlying fund for a more complete description of that fund and its expenses.

PREMIUM TAX

Certain state and local governments charge premium taxes ranging from 0% to 5%, depending upon jurisdiction. We are responsible for paying these taxes and will determine the method used to recover premium tax expenses incurred. We will deduct any applicable premium taxes from your contract value either upon death, surrender, annuitization, or at the time you make purchase payments to the Contract, but no earlier than when we have a tax liability under state law.

CHANGES IN TAXES BASED UPON PREMIUM OR VALUE

If there is any change in a law assessing taxes against the Company based upon premiums, contract gains or value of the Contract, we reserve the right to charge you proportionately for this tax.

                                   TRANSFERS
--------------------------------------------------------------------------------

Up to 30 days before the maturity date, you may transfer all or part of the contract value between variable funding options. We will make transfers at the value(s) next determined after we receive your request at our Home Office. There are no charges or restrictions on the amount or frequency of transfers currently; however, we reserve the right to charge a fee for any transfer request, and to limit the number of transfers to one in any six-month period. We also reserve the right to restrict transfers by any market timing firm or any other third party authorized to initiate transfers on behalf of multiple contract owners. We may, among other things, not accept: 1) the transfer instructions of any agent acting under a power of attorney on behalf of more than one owner, or 2) the transfer or exchange instructions of individual owners who have executed pre-authorized transfer forms which are submitted by market timing firms or other third parties on behalf of more than one owner. We further reserve the right to limit transfers that we determine will disadvantage other contract owners.

Since different underlying funds have different expenses, a transfer of contract values from one variable funding option to another could result in your investment becoming subject to higher or lower expenses. Also, you should consider the inherent risks involved in making transfers. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

After the maturity date, you may make transfers between funding options only with our consent.

DOLLAR COST AVERAGING

This feature is not available during the Guarantee Period if you selected the Principal Protection Feature.

Dollar cost averaging or the pre-authorized transfer program (the "DCA Program") allows you to transfer a set dollar amount to other funding options on a monthly or quarterly basis during the accumulation phase of the Contract. Using this method, you will purchase more accumulation units in a funding option if the value per unit is low and will purchase fewer accumulation units if the value per unit is high. Therefore, you may achieve a lower-than-average cost per unit in the long run if you have the financial ability to continue the program over a long enough period of time. Dollar cost averaging does not assure a profit or protect against a loss.

You may elect the DCA Program through written request or other method acceptable to us. You must have a minimum total contract value of $10,000 to enroll in the DCA Program. The minimum amount that may be transferred through this program is $400.

You may establish pre-authorized transfers of contract values from the Fixed Account, subject to certain restrictions. Under the DCA Program, automated transfers from the Fixed Account may not deplete your Fixed Account Value in less than twelve months from your enrollment in the DCA Program.

You may start or stop participation in the DCA Program at any time, but you must give the Company at least 30 days' notice to change any automated transfer instructions that are currently in place.

All provisions and terms of the Contract apply to the DCA and Special DCA Programs, including provisions relating to the transfer of money between funding options. We reserve the right to suspend or modify transfer privileges at any time and to assess a processing fee for this service.

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------

Any time before the maturity date, you may redeem all or any portion of the cash surrender value, that is, the contract value less any withdrawal charge, any applicable Principal Protection Cancellation Charge, and any premium tax not previously deducted. Unless you submit a written request specifying the fixed or variable funding option(s) from which we are to withdraw amounts, we will make the withdrawal on a pro rata basis. We will determine the cash surrender value as of the close of business after we receive your surrender request at our Home Office. The cash surrender value may be more or less than the purchase payment you made. You may not make withdrawals during the annuity period.

If you select the Principal Protection Feature and withdraw any amounts prior to the Principal Protection Expiration Date, the amounts withdrawn (including the withdrawal charge and Principal Protection Cancellation Charge) will no longer be protected by the Principal Protection Guarantee and will reduce the amount protected by the Guarantee proportionately.

We may defer payment of any cash surrender value for a period of up to seven days after the written request is received, but it is our intent to pay as soon as possible. We cannot process requests for withdrawals that are not in good order. We will contact you if there is a deficiency causing a delay and will advise what is needed to act upon the withdrawal request.

SYSTEMATIC WITHDRAWALS

After the first contract year and before the maturity date, you may choose to withdraw a specified dollar amount (at least $100) on a monthly, quarterly, semiannual or annual basis. We will deduct any applicable premium taxes and withdrawal charge. To elect systematic withdrawals, you must have a contract value of at least $15,000 and you must make the election on the form we provide. We will surrender accumulation units pro rata from all investment options in which you have an interest, unless you instruct us otherwise. You may begin or discontinue systematic withdrawals at any time by notifying us in writing, but you must give at least 30 days' notice to change any systematic withdrawal instructions that are currently in place.

We reserve the right to discontinue offering systematic withdrawals or to assess a processing fee for this service upon 30 days' written notice to contract owners (where allowed by state law).

Each systematic withdrawal is subject to federal income taxes on the taxable portion. In addition, a 10% federal penalty tax may be assessed on systematic withdrawals if the contract owner is under age 59 1/2. You should consult with your tax adviser regarding the tax consequences of systematic withdrawals.

                              OWNERSHIP PROVISIONS
--------------------------------------------------------------------------------
TYPES OF OWNERSHIP

CONTRACT OWNER

Contract Owner (you). The Contract belongs to the contract owner named in the Contract (on the Specifications page), or to any other person to whom you subsequently assign the Contract. You may only make an assignment of ownership or a collateral assignment for nonqualified contracts. You have sole power during the annuitant's lifetime to exercise any rights and to receive all benefits given in the Contract provided you have not named an irrevocable beneficiary and provided you have not assigned the Contract.

You receive all payments while the annuitant is alive unless you direct them to an alternate recipient. An alternate recipient does not become the contract owner.

Joint Owner. For nonqualified contracts only, you may name joint owners (e.g., spouses) in a written request before the Contract is in effect. Joint owners may independently exercise transfers allowed under the Contract. All other rights of ownership must be exercised by both owners. Joint owners own equal shares of any benefits accruing or payments made to them.

BENEFICIARY

You name the beneficiary in a written request. The beneficiary has the right to receive any death benefit proceeds remaining under the Contract upon the death of the annuitant or the contract owner. If more than one beneficiary survives the annuitant or contract owner, they will share equally in benefits unless you recorded different shares with the Company by written request before the death of the annuitant or contract owner. In the case of a non-spousal beneficiary or a spousal beneficiary who has not chosen to assume the Contract, we will not transfer or otherwise remove the death benefit proceeds from either the variable funding options or the Fixed Account, as most recently elected by the contract owner, until the death report date.

Unless you have named an irrevocable beneficiary you have the right to change any beneficiary by written request during the lifetime of the annuitant and while the Contract continues.

ANNUITANT

The annuitant is designated in the Contract (on the Specifications page), and is the individual on whose life the maturity date and the amount of the monthly annuity payments depend. You may not change the annuitant after your Contract is in effect.

You may not change, delete or add a contingent annuitant after the Contract becomes effective.

                                 DEATH BENEFIT
--------------------------------------------------------------------------------
Before the maturity date, when there is no annuitant, a death benefit is payable when either the annuitant or a contract owner dies. We calculate the death benefit at the close of the business day on which the Company's Home Office receives due proof of death and written payment instructions ("death report date").

DEATH PROCEEDS BEFORE THE MATURITY DATE

STANDARD DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or (3) below, each reduced by any applicable premium tax, withdrawals, and outstanding loans not previously deducted:

        (1) the contract value;

        (2) the purchase payment made under the Contract; or

        (3) the Reset Death Benefit Value. The Reset Death Benefit Value is redetermined once every eight years, at which time it is set equal to the then current contract value. The Reset Death Benefit Value will also be redetermined any time a withdrawal is taken by reducing the Reset Death Benefit Value by a Partial Surrender Reduction (as described below).

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 85. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), (2) or
(3) below, each reduced by any applicable premium tax, withdrawals or outstanding loans:

        (1) the contract value;

        (2) the purchase payment made under the Contract; or

        (3) the Reset Death Benefit Value (as described above) available at the Annuitant's 85th birthday, less any Partial Surrender Reductions (as described below) which occur after the Annuitant's 85th birthday.

PARTIAL SURRENDER REDUCTION. If you make a withdrawal, we reduce the Reset Death Benefit Value by a partial surrender reduction which equals (1) the Reset Death Benefit Value immediately prior to the withdrawal multiplied by (2) the amount of the withdrawal divided by the contract value immediately prior to the withdrawal.

For example, assume your current contract value is $55,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

        50,000 x (10,000/55,000) = 9,090

Your new Reset Death Benefit Value would be 50,000-9,090, or $40,910.

The following example shows what would happen in a declining market. Assume your current contract value is $30,000. If your original Reset Death Benefit Value is $50,000, and you decide to make a withdrawal of $10,000, we would reduce the Reset Death Benefit Value as follows:

        50,000 x (10,000/30,000) = 16,666

Your new Reset Death Benefit Value would be 50,000-16,666, or $33,334.

ENHANCED DEATH BENEFIT

DEATH OF ANY OWNER OR THE ANNUITANT BEFORE AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1), or (2) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

        (1) the contract value;

        (2) the Roll-Up Death Benefit Value (as described below) available at the death report date.

DEATH OF ANY OWNER OR THE ANNUITANT ON OR AFTER AGE 80. We will pay the beneficiary a death benefit in an amount equal to the greatest of (1) or (2) below, each reduced by any applicable premium tax, withdrawals or outstanding loans not previously deducted:

        (1) the contract value;

        (2) the Roll-Up Death Benefit Value (as described below) available at the annuitant's 80th birthday, less any Partial Surrender Reductions (as described below) which occur after the annuitant's 80th birthday.

ROLL-UP DEATH BENEFIT VALUE: On the contract date, the Roll-Up Death Benefit Value equals the purchase payment. On each anniversary of the contract date,we will recalculate the Roll-Up Death Benefit Value as follows:

        (1) the Roll-Up Death Benefit Value on the previous contract date anniversary; minus

        (2) any Partial Surrender Reductions (as described below) since the previous contract date anniversary.

The result, increased by 7%, is the new Roll-Up Death Benefit Value.

On dates other than a contract date anniversary, the Roll-Up Death Benefit Value equals:

        (1) the Roll-Up Death Benefit Value on the previous contract date anniversary; minus

        (2) any Partial Surrender Reductions (as described below) since the previous contract date anniversary.

The maximum Roll-Up Death Benefit payable equals 7% per year, to a maximum of 200% of the difference between the purchase payment and all Partial Surrender Reductions (as described below).

The Partial Surrender Reduction equals:

        (1) the amount of the Roll-Up Death Benefit Value just before the reduction for the withdrawal, multiplied by

        (2) the amount of the partial surrender divided by the contract value just before the withdrawal.

PAYMENT OF PROCEEDS

We describe the process of paying death benefit proceeds before the maturity date in the charts below. The charts do not encompass every situation and are merely intended as a general guide. More detailed information is provided in your Contract. Generally, the person(s) receiving the benefit may request that the proceeds be paid in a lump sum, or be applied to one of the settlement options available under the Contract.

                             NONQUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,        THE COMPANY WILL PAY       UNLESS...                       MANDATORY
  UPON THE DEATH OF THE          THE PROCEEDS TO:                                           PAYOUT RULES
                                                                                            APPLY*
--------------------------------------------------------------------------------------------------------------
 Owner (who is not the           The beneficiary (ies),     Unless, the beneficiary is      Yes
 annuitant) (with no joint       or if none, to the         the contract owner's spouse
 owner)                          contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Owner (who is the annuitant)    The beneficiary (ies),     Unless, the beneficiary is      Yes
 (with no joint owner)           or if none, to the         the contract owner's spouse
                                 contract owner's estate.   and the spouse elects to
                                                            continue the contract as the
                                                            new owner rather than receive
                                                            the distribution.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is not the     The surviving joint        Unless the surviving joint      Yes
 annuitant)                      owner.                     owner is the spouse and
                                                            elects to continue the
                                                            contract.
--------------------------------------------------------------------------------------------------------------
 Joint Owner (who is the         The beneficiary (ies),     Unless the beneficiary is the   Yes
 annuitant)                      or if none, to the         contract owner's spouse and
                                 contract owner's estate.   the spouse elects to continue
                                                            the contract.
                                                            Or, unless there is a
                                                            contingent annuitant the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            proceeds will be paid to the
                                                            surviving joint owner. If the
                                                            surviving joint owner is the
                                                            spouse, the spouse may elect
                                                            to continue the contract.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is not the       The beneficiary (ies).     Unless, there is a contingent   No
 contract owner)                                            annuitant. Then, the
                                                            contingent annuitant becomes
                                                            the annuitant and the
                                                            Contract continues in effect
                                                            (generally using the original
                                                            maturity date). The proceeds
                                                            will then be paid upon the
                                                            death of the contingent
                                                            annuitant or owner.
--------------------------------------------------------------------------------------------------------------
 Annuitant (who is the contract  See death of "owner who                                    N/A
 owner)                          is the annuitant" above.
--------------------------------------------------------------------------------------------------------------
 Annuitant (where owner is a     The beneficiary (ies)                                      Yes (Death of
 nonnatural person/trust)        (e.g. the trust).                                          annuitant is
                                                                                            treated as death
                                                                                            of the owner in
                                                                                            these
                                                                                            circumstances.)
--------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,        THE COMPANY WILL PAY       UNLESS...                       MANDATORY
  UPON THE DEATH OF THE          THE PROCEEDS TO:                                           PAYOUT RULES
                                                                                            APPLY*
--------------------------------------------------------------------------------------------------------------
 Contingent Annuitant (assuming  No death proceeds are                                      N/A
 annuitant is still alive)       payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

* Certain payout rules of the Internal Revenue Code (IRC) are triggered upon the death of any Owner. Non-spousal Beneficiaries (as well as spousal beneficiaries who choose not to assume the contract) must begin taking distributions based on the Beneficiary's life expectancy within one year of death or take a complete distribution of contract proceeds within 5 years of death. If Mandatory Distributions have begun, the 5 year payout option is not available.

                              QUALIFIED CONTRACTS

--------------------------------------------------------------------------------------------------------------
BEFORE THE MATURITY DATE,        THE COMPANY WILL PAY       UNLESS...                       MANDATORY
  UPON THE DEATH OF THE          THE PROCEEDS TO:                                           PAYOUT RULES
                                                                                            APPLY (SEE *
                                                                                            ABOVE)
--------------------------------------------------------------------------------------------------------------
 Owner/Annuitant                 The beneficiary(ies), or                                   Yes
                                 if none, to the contract
                                 owner's estate.
--------------------------------------------------------------------------------------------------------------
 Beneficiary                     No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------
 Contingent Beneficiary          No death proceeds are                                      N/A
                                 payable; contract
                                 continues.
--------------------------------------------------------------------------------------------------------------

DEATH PROCEEDS AFTER THE MATURITY DATE

If any contract owner or the annuitant dies on or after the maturity date, the Company will pay the beneficiary a death benefit consisting of any benefit remaining under the annuity or income option then in effect.

                               THE ANNUITY PERIOD
--------------------------------------------------------------------------------

MATURITY DATE

Under the Contract, you can receive regular income payments (annuity payments). You can choose the month and the year in which those payments begin (maturity date). You can also choose among income payouts (annuity options) or elect a lump sum distribution. While the annuitant is alive, you can change your selection any time up to the maturity date. Annuity payments will begin on the maturity date stated in the Contract unless (1) you fully surrendered the Contract; (2) we paid the proceeds to the beneficiary before that date; or (3) you elected another date. Annuity payments are a series of periodic payments (a) for life; (b) for life with either a minimum number of payments or a specific amount assured; or (c) for the joint lifetime of the annuitant and another person, and thereafter during the lifetime of the survivor. We may require proof that the annuitant is alive before we make annuity payments. Not all options may be available in all states.

You may choose to annuitize at any time after you purchase your Contract. Unless you elect otherwise, the maturity date will be the annuitant's 85th birthday or ten years after the effective date of the contract, if later. (For Contracts issued in Florida and New York, the maturity date you elect may not be later than the annuitant's 90th birthday.)

At least 30 days before the original maturity date, you may elect to extend the maturity date to any time prior to the annuitant's 85th birthday for nonqualified contracts or, for all contracts, to a later date with our consent. You may use certain annuity options taken at the maturity date to meet the minimum required distribution requirements of federal tax law, or you may use a program of withdrawals instead. These mandatory distribution requirements take effect generally upon the death of the contract owner, or with certain qualified contracts upon either the later of the contract owner's attainment of age 70 1/2 or year of retirement; or the death of the contract owner. You should seek independent tax advice regarding the election of minimum required distributions.

ALLOCATION OF ANNUITY

You may elect to receive your annuity payments in the form of a variable annuity, a fixed annuity, or a combination of both. If, at the time annuity payments begin, you have not made an election, we will apply your cash surrender value to provide an annuity funded by the same investment options as you have selected during the accumulation period. At least 30 days before the maturity date, you may transfer the contract value among the funding options in order to change the basis on which we will determine annuity payments. (See "Transfers.") If the Principal Protection Feature is selected and you annuitize before the Principal Protection Expiration Date, a Principal Protection Cancellation Charge may apply.

VARIABLE ANNUITY

You may choose an annuity payout that fluctuates depending on the investment experience of the variable funding options. We determine the number of annuity units credited to the Contract by dividing the first monthly annuity payment attributable to each variable funding option by the corresponding accumulation unit value as of 14 days before the date annuity payments begin. We use an annuity unit to measure the dollar value of an annuity payment. The number of annuity units (but not their value) remains fixed during the annuity period.

DETERMINATION OF FIRST ANNUITY PAYMENT. Your Contract contains the tables we use to determine your first monthly annuity payment. If you elect a variable annuity, the amount we apply to it will be the cash surrender value as of 14 days before the date annuity payments.

The amount of your first monthly payment depends on the annuity option you elected and the annuitant's adjusted age. Your Contract contains the formula for determining the adjusted age. We determine the total first monthly annuity payment by multiplying the benefit per $1,000 of value shown in the Contract tables (or, if they would produce a larger payment, the tables then in effect on the maturity date) by the number of thousands of dollars of contract value you apply to that annuity option. and factors in an assumed daily net investment factor. We call this your net investment rate. Your net investment rate corresponds to an annual interest rate of 3%. This means that if the annualized investment performance, after expenses, of your variable funding options is less than 3%, then the dollar amount of your variable annuity payment will decrease. However, if the annualized investment performance, after expenses, of your variable funding options is greater than 3%, then the dollar amount of your variable annuity payments will increase.

DETERMINATION OF SECOND AND SUBSEQUENT ANNUITY PAYMENTS. The dollar amount of all subsequent annuity payments changes from month to month based on the investment experience of the applicable funding options. The total amount of each annuity payment will equal the sum of the basic payments in each funding option. We determine the actual amounts of these payments by multiplying the number of annuity units we credited to each funding option by the corresponding annuity unit value as of the date 14 days before the date the payment is due.

FIXED ANNUITY

You may choose a fixed annuity that provides payments which do not vary during the annuity period. We will calculate the dollar amount of the first fixed annuity payment as described under "Variable Annuity," except that the amount we apply to begin the annuity will be your cash surrender value as of the date annuity payments begin. Payout rates will not be lower than those shown in the Contract. If it would produce a larger payment, the first fixed annuity payment will be determined using the Life annuity Tables in effect on the maturity date.

                                PAYMENT OPTIONS
--------------------------------------------------------------------------------

ELECTION OF OPTIONS

While the annuitant is alive, you can change your annuity option selection any time up to the maturity date. Once annuity payments have begun, no further elections are allowed.

During the annuitant's lifetime, if you do not elect otherwise before the maturity date, we will pay you (or another designated payee) the first of a series of monthly annuity payments based on the life of the annuitant, in accordance with Annuity Option 2 (Life Annuity with 120 monthly payments assured). For certain qualified contracts, Annuity Option 4 (Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee) will be the automatic option as described in the Contract.

The minimum amount that can be placed under an annuity option will be $2,000 unless we agree to a lesser amount. If any monthly periodic payment due is less than $100, the Company reserves the right to make payments at less frequent intervals, or to pay the contract value in a lump-sum.

On the maturity date, we will pay the amount due under the Contract in accordance with the payment option that you select. You may choose to receive a single lump-sum payment. You must elect an option in writing, in a form satisfactory to the Company. Any election made during the lifetime of the annuitant must be made by the contract owner.

ANNUITY OPTIONS

Subject to the conditions described in "Election of Options" above, we may pay all or any part of the cash surrender value under one or more of the following annuity options. Payments under the annuity options are generally made on a monthly basis. We may offer additional options. Options 1 through 4 are available for both fixed and/or variable annuities. Option 5 is only available for fixed annuities.

Option 1 -- Life Annuity -- No Refund. The Company will make annuity payments during the lifetime of the annuitant ending with the last payment before death. This option offers the maximum periodic payment, since there is no assurance of a minimum number of payments or provision for a death benefit for beneficiaries.

Option 2 -- Life Annuity with 120, 180 or 240 Monthly Payments Assured. The Company will make monthly annuity payments during the lifetime of the annuitant, with the agreement that if, at the death of that person, payments have been made for less than 120, 180 or 240 months as elected, we will continue making payments to the beneficiary during the remainder of the period.

Option 3 -- Joint and Last Survivor Life Annuity -- No Refund. The Company will make regular annuity payments during the lifetime of the annuitant and a second person. When either person dies, we will continue making payments to the survivor. No further payments will be made following the death of the survivor.

Option 4 -- Joint and Last Survivor Life Annuity -- Annuity Reduced on Death of Primary Payee. The Company will make annuity payments during the lifetimes of the annuitant and a second person. You will designate one as primary payee, and the other will be designated as secondary payee. On the death of the secondary payee, the Company will continue to make monthly annuity payments to the primary payee in the same amount that would have been payable during the joint lifetime of the two persons. On the death of the primary payee, the Company will continue to make annuity payments to the secondary payee in an amount equal to 50% of the payments which would have been made during the lifetime of the primary payee. No further payments will be made once both payees have died.

Option 5 -- Payments for a Fixed Period. The Company will make equal payments until the cash surrender value applied under this option has been exhausted. The first payment and all later payments will be paid from amounts attributable to each investment option in proportion to the cash surrender value attributable to each. The final payment will include any amount insufficient to make another full payment.

                       MISCELLANEOUS CONTRACT PROVISIONS
--------------------------------------------------------------------------------

RIGHT TO RETURN

You may return the Contract for a full refund of the contract value plus any contract charges and premium taxes you paid (but not any fees and charges the underlying fund assessed) within ten days after you receive it (the "right to return period"). You bear the investment risk of investing in the variable funding options during the right to return period; therefore, the contract value we return may be greater or less than your purchase payment.

If you purchase the Contract as an Individual Retirement Annuity, and return it within the first seven days after delivery, we will refund your purchase payment in full; during the remainder of the right to return period, we will refund the contract value (including charges).

We will determine the contract value following the close of the business day on which we receive your Contract and a written request for a refund. Where state law requires a longer period, or the return of purchase payment or other variations of this provision, we will comply. Refer to your Contract for any state-specific information.

TERMINATION

We reserve the right to terminate the Contract on any business day if your contract value as of that date is less than $2,000, unless otherwise specified by state law. Termination will not occur until 31 days after we have mailed notice of termination to your last known address and to any assignee of record. If we terminate the Contract, we will pay you the cash surrender value less any applicable taxes.

REQUIRED REPORTS

As often as required by law, but at least once in each contract year before the due date of the first annuity payment, we will furnish a report showing the number of accumulation units credited to the Contract and the corresponding accumulation unit value(s) as of the report date for each funding option to which the contract owner has allocated amounts during the applicable period. The Company will keep all records required under federal and state laws.

SUSPENSION OF PAYMENTS

The Company reserves the right to suspend or postpone the date of any payment or determination of values on any business day (1) when the New York Stock Exchange ("the Exchange") is closed; (2) when trading on the Exchange is restricted; (3) when an emergency exists as determined by the SEC so that the sale of securities held in the Separate Account may not reasonably occur or so that the Company may not reasonably determine the value the Separate Account's net assets; or (4) during any other period when the SEC, by order, so permits for the protection of security holders. Payments from the Fixed Account may be delayed up to 6 months.

                             THE SEPARATE ACCOUNTS
--------------------------------------------------------------------------------

The Travelers Insurance Company and the Travelers Life and Annuity Company each sponsor separate accounts: Fund BD III and Fund BD IV, respectively. Both Fund BD III and Fund BD IV were established on March 27, 1997 and are registered with the SEC as unit investment trusts (separate account) under the Investment Company Act of 1940, as amended. We will invest Separate Account assets attributable to the Contracts exclusively in the shares of the variable funding options.

We hold the assets of Fund BD III and Fund BD IV for the exclusive and separate benefit of the owners of each separate account, according to the laws of Connecticut. Income, gains and losses, whether or not realized, from assets allocated to the Separate Account are, in accordance with the Contracts, credited to or charged against the Separate Account without regard to other income, gains and losses of the Company. The assets held by the Separate Account are not chargeable with liabilities arising out of any other business which we may conduct. Obligations under the Contract are obligations of the Company.

All investment income and other distributions of the funding options are payable to the Separate Account. We reinvest all such income and/or distributions in shares of the respective funding option at net asset value. Shares of the funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts.

Shares of the variable funding options are currently sold only to life insurance company separate accounts to fund variable annuity and variable life insurance contracts. Certain variable annuity separate accounts and variable life insurance separate accounts may invest in the funding options simultaneously (called "mixed" and "shared" funding). It is conceivable that in the future it may be disadvantageous to do so. Although the Company and the variable funding options do not currently foresee any such disadvantages either to variable annuity contract owners or variable life policy owners, each variable funding option's Board of Directors intends to monitor events in order to identify any material conflicts between them and to determine what action, if any, should be taken. If a Board of Directors was to conclude that separate funds should be established for variable life and variable annuity separate accounts, the variable annuity contract owners would not bear any of the related expenses, but variable annuity contract owners and variable life insurance policy owners would no longer have the economies of scale resulting from a larger combined fund.

PERFORMANCE INFORMATION

From time to time, we may advertise several types of historical performance for the Contract's variable funding options. We may advertise the "standardized average annual total returns" of the variable funding option, calculated in a manner prescribed by the SEC, and the "nonstandardized total return," as described below. Specific examples of the performance information appear in the SAI.

STANDARDIZED METHOD. We compute quotations of average annual total returns according to a formula in which a hypothetical initial investment of $1,000 is applied to the variable funding option, and then related to ending redeemable values over one-, five-, and ten-year periods, or for a period covering the time during which the funding option has been in existence, if less. These quotations reflect the deduction of all recurring charges during each period (on a pro rata basis in the case of fractional periods). We convert the deduction for the annual contract administrative charge to a percentage of assets based on the actual fee collected, divided by the average net assets for Contracts sold. Each quotation assumes a total redemption at the end of each period with the applicable withdrawal charge deducted at that time.

NONSTANDARDIZED METHOD. We calculate nonstandardized "total returns" in a similar manner based on the performance of the funding options over a period of time, usually for the calendar year-to-date, and for the past one-, three-, five- and ten-year periods. Nonstandardized total returns will not reflect the deduction of the annual contract administrative charge, which, if reflected, would decrease the level of performance shown. These returns also do not reflect the withdrawal charge because we designed the Contract for long-term investment.

For underlying funds that were in existence before they became available as a funding option, the nonstandardized average annual total return quotations reflects the investment performance that such funding options would have achieved (reduced by the applicable charges) had the underlying fund been held under the Contract for the period quoted. The total return quotations are based upon historical earnings and are not necessarily representative of future performance.

GENERAL. Within the guidelines prescribed by the SEC and the National Association of Securities Dealers, Inc. ("NASD"), performance information may be quoted numerically or may be presented in a table, graph or other illustration. Advertisements may include data comparing performance to well-known indices of market performance (including, but not limited to, the Dow Jones Industrial Average, the Standard & Poor's (S&P) 500 Index, the S&P 400 Index, the Lehman Brothers Long T-Bond Index, the Russell 1000, 2000 and 3000 Indices, the Value Line Index, and the Morgan Stanley Capital International's EAFE Index). Advertisements may also include published editorial comments and performance rankings compiled by independent organizations (including, but not limited to, Lipper Analytical Services, Inc. and Morningstar, Inc.) and publications that monitor the performance of the Separate Account and the variable funding options.

                           FEDERAL TAX CONSIDERATIONS
--------------------------------------------------------------------------------

The following general discussion of the federal income tax consequences under this Contract is not intended to cover all situations, and is not meant to provide tax advice. Because of the complexity of the law and the fact that the tax results will vary depending on many factors, you should consult your tax adviser regarding your personal situation. For your information, a more detailed tax discussion is contained in the SAI.

GENERAL TAXATION OF ANNUITIES

Congress has recognized the value of saving for retirement by providing certain tax benefits, in the form of tax deferral, for money put into an annuity. The Internal Revenue Code (Code) governs how this money is ultimately taxed, depending upon the type of contract, qualified or non-qualified, and the manner in which the money is distributed, as briefly described below.

TAX-FREE EXCHANGES: The Internal Revenue Code provides that, generally, no gain or loss is recognized when an annuity contract is received in exchange for a life, endowment, or annuity contract. Since different annuity contracts have different expenses, fees and benefits, a tax-free exchange could result in your investment becoming subject to higher or lower fees and/or expenses.

TYPES OF CONTRACTS: QUALIFIED OR NONQUALIFIED

If you purchase an annuity contract with proceeds of an eligible rollover distribution from any qualified employee pension plan or individual retirement annuity (IRA), your contract is referred to as a qualified contract. Some examples of qualified contracts are: IRAs, 403(b) annuities established by public school systems or certain tax-exempt organizations, corporate sponsored pension and profit-sharing plans (including 401(k) plans), Keogh Plans (for self-employed individuals), and certain other qualified deferred compensation plans. An exception to this is a qualified plan called a Roth IRA. Under Roth IRAs, after-tax contributions accumulate until maturity, when amounts (including earnings) may be withdrawn tax-free. The rights and benefits under a qualified contract may be limited by the terms of the retirement plan, regardless of the terms and conditions of the contract. If you purchase the contract on an individual basis with after-tax dollars and not under one of the programs described above, your contract is referred to as nonqualified.

NONQUALIFIED ANNUITY CONTRACTS

As the owner of a nonqualified annuity, you do not receive any tax benefit (deduction or deferral of income) on purchase payments, but you will not be taxed on increases in the value of your contract until a distribution occurs -- either as a withdrawal (distribution made prior to the maturity date), or as annuity payments. When a withdrawal is made, you are taxed on the amount of the withdrawal that is considered earnings. Similarly, when you receive an annuity payment, part of each payment is considered a return of your purchase payments and will not be taxed. The remaining portion of the annuity payment (i.e., any earnings) will be considered ordinary income for tax purposes.

If a nonqualified annuity is owned by other than an individual, however, (e.g., by a corporation), increases in the value of the contract attributable to purchase payments made after February 28, 1986 are includible in income annually. Furthermore, for contracts issued after April 22, 1987, if you transfer the contract without adequate consideration all deferred increases in value will be includible in your income at the time of the transfer.

If you make a partial withdrawal, this money will generally be taxed as first coming from earnings, (income in the contract), and then from your purchase payments. These withdrawn earnings are includible in your income. (See "Penalty Tax for Premature Distributions" below.) There is income in the contract to the extent the contract value exceeds your investment in the contract. The investment in the contract equals the total purchase payments you paid less any amount received previously which was excludible from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

Federal tax law requires that nonqualified annuity contracts meet minimum mandatory distribution requirements upon the death of the contract owner, including the first of joint owners. If these requirements are not met, the contract will not be treated as an annuity contract for Federal income tax purposes and earnings under the contract will be taxable currently, not when distributed. The distribution required depends, among other things, upon whether an annuity option is elected or whether the new contract owner is the surviving spouse. We will administer Contracts in accordance with these rules and we will notify you when you should begin receiving payments. There is a more complete discussion of these rules in the SAI.

QUALIFIED ANNUITY CONTRACTS

Under a qualified annuity, since amounts paid into the contract have generally not yet been taxed, the full amount of all distributions, including lump-sum withdrawals and annuity payments, are generally taxed at the ordinary income tax rate unless the distribution is transferred to an eligible rollover account or contract. The Contract is available as a vehicle for IRA rollovers and for other qualified contracts. There are special rules which govern the taxation of qualified contracts, including withdrawal restrictions, requirements for mandatory distributions, and contribution limits. We have provided a more complete discussion in the SAI.

PENALTY TAX FOR PREMATURE DISTRIBUTIONS

Taxable distributions taken before the contract owner has reached the age of 59 1/2 will be subject to a 10% additional tax penalty unless the distribution is taken in a series of periodic distributions, for life or life expectancy, or unless the distribution follows the death or disability of the contract owner. Other exceptions may be available in certain qualified plans.

DIVERSIFICATION REQUIREMENTS FOR VARIABLE ANNUITIES

The Code requires that any nonqualified variable annuity contracts based on a separate account shall not be treated as an annuity for any period if investments made in the account are not adequately diversified. Final tax regulations define how separate accounts must be diversified. The Company monitors the diversification of investments constantly and believes that its accounts are adequately diversified. The consequence of any failure to diversify is essentially the loss to the contract owner of tax deferred treatment. The Company intends to administer all contracts subject to this provision of law in a manner that will maintain adequate diversification.

OWNERSHIP OF THE INVESTMENTS

In certain circumstances, owners of variable annuity contracts have been considered to be the owners of the assets of the underlying separate account for Federal income tax purposes due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains attributable to the variable account assets. There is little guidance in this area, and some features of the Contract, such as the flexibility of the contract owner to allocate premium payments and transfer amounts among the funding options, have not been addressed in public rulings. While we believe that the Contract does not give the contract owner investment control over separate account assets, we reserve the right to modify the Contract as necessary to prevent a contract owner from being treated as the owner of the separate account assets supporting the Contract.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the calendar year in which an IRA owner attains age 70 1/2. Participants in qualified plans and 403(b) annuities may defer minimum distributions until the later of April 1st of the calendar year following the calendar year in which they attain age 70 1/2 or the year of retirement. Distributions must begin or be continued according to required patterns following the death of the contract owner or annuitant of both qualified and nonqualified annuities.

TAXATION OF DEATH BENEFIT PROCEEDS

Amounts may be distributed from a Contract because of the death of an owner or annuitant. Generally, such amounts are includible in the income of the recipient as follows: (i) if distributed in a lump sum, they are taxed in the same manner as a full surrender of the contract; of (ii) if distributed under a payment option, they are taxed in the same way as annuity payments.

                               OTHER INFORMATION
--------------------------------------------------------------------------------

THE INSURANCE COMPANIES

Please refer to your Contract or the first page of the Summary of this prospectus to determine which Company issued your Contract.

The Travelers Insurance Company is a stock insurance company chartered in 1864 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in all states of the United States, the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

The Travelers Life and Annuity Company is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. It is licensed to conduct life insurance business in a majority of the states of the United States, the District of Columbia and Puerto Rico, and intends to seek licensure in the remaining states, except New York. The Company is an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Tower Square, Hartford, Connecticut 06183.

FINANCIAL STATEMENTS

The financial statements for the Company and its separate account are located in the Statement of Additional Information.

DISTRIBUTION OF VARIABLE ANNUITY CONTRACTS

We intend to sell the Contracts in all jurisdictions where we are licensed to do business and where the Contract is approved. Any registered representative of affiliated or independent broker-dealers who sell the Contracts will be qualified to sell variable annuities under applicable federal and state laws. Each broker-dealer is registered with the SEC under the Securities Exchange Act of 1934, and all are members of the NASD. The principal underwriter of the Contracts is our affiliate, Travelers Distribution LLC, One Tower Square, Hartford, CT.

Up-front compensation paid to sales representatives will not exceed 7% of the purchase payments made under the Contracts. If asset based compensation is paid, it will not exceed 2% of the average account value annually. From time to time, we may pay or permit other promotional incentives, in cash, credit or other compensation.

CONFORMITY WITH STATE AND FEDERAL LAWS

The laws of the state in which we deliver a Contract govern that Contract. Where a state has not approved a contract feature or funding option, it will not be available in that state. Any paid-up annuity, cash surrender value or death benefits that are available under the Contract are not less than the minimum benefits required by the statutes of the state in which we delivered the Contract. We reserve the right to make any changes, including retroactive changes, in the Contract to the extent that the change is required to meet the requirements of any law or regulation issued by any governmental agency to which the Company, the Contract or the contract owner is subject.

VOTING RIGHTS

The Company is the legal owner of the shares of the underlying funds. However, we believe that when an underlying fund solicits proxies in conjunction with a vote of shareholders we are required to obtain from you and from other owners instructions on how to vote those shares. When we receive those instructions, we will vote all of the shares we own in proportion to those instructions. This will also include any shares we own on our own behalf. Should we determine that we are no longer required to comply with the above, we will vote on the shares in our own right.

LEGAL PROCEEDINGS AND OPINIONS

Legal matters in connection with the federal laws and regulations affecting the issue and sale of the contract described in this prospectus, as well as the organization of the Companies, their authority to issue variable annuity contracts under Connecticut law and the validity of the forms of the variable annuity contracts under Connecticut law, have been passed on by the General Counsel of the Companies.

THE TRAVELERS INSURANCE COMPANY

There are no pending legal proceedings affecting the Separate Account. There is one material pending legal proceeding, other than ordinary routine litigation incidental to business, to which the Company is a party.

In March 1997, a purported class action entitled Patterman v. The Travelers, Inc., et al. was commenced in the Superior Court of Richmond County, Georgia, alleging, among other things, violations of the Georgia RICO statute and other state laws by an affiliate of the Company, Primerica Financial Services, Inc. and certain of its affiliates. Plaintiffs seek unspecified compensatory and punitive damages and other relief. From February 1998 through April 2000, various motions for transfer of the lawsuit were heard and appealed. In April 2000, the matter was remanded to the Superior Court of Richmond County by the Georgia Supreme Court. Also, in April 2000 defendants moved for summary judgement on all counts of the complaint. Discovery commenced in May 2000. Defendants intend to vigorously contest the litigation.

THE TRAVELERS LIFE AND ANNUITY COMPANY

There are no pending material legal proceedings affecting the Separate Account, the principal underwriter or the Company.

                  APPENDIX A: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD III FOR VARIABLE ANNUITIES

                              ACCUMULATION VALUES

                                                              YEAR ENDED DECEMBER 31, 2000        YEAR ENDED DECEMBER 31, 1999
                                                         --------------------------------------   ------------------------
                                                         UNIT VALUE   UNIT VALUE                  UNIT VALUE   UNIT VALUE
                                                         BEGINNING      END OF     ACCUMULATION   BEGINNING      END OF
                                                          OF YEAR        YEAR         UNITS        OF YEAR        YEAR
--------------------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (2/98)
   Standard Death Benefit..............................     1.080        1.131          293,012      1.044        1.080
   Enhanced Death Benefit..............................     1.076        1.124               --      1.041        1.076
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (9/98)
   Standard Death Benefit..............................     1.468        1.206          136,061      1.166        1.468
   Enhanced Death Benefit..............................     1.461        1.198               --      1.163        1.461
 SMALL CAP INDEX FUND (1/98)
   Standard Death Benefit..............................     1.080        1.024          495,755      0.911        1.080
   Enhanced Death Benefit..............................     1.075        1.017               --      0.909        1.075
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (12/97)
   Standard Death Benefit
     0.00% Principal Protection Fee....................     1.581        1.417        3,645,033      1.327        1.581
     0.80% Principal Protection Fee....................     1.552        1.380                       1.314        1.552
     0.85% Principal Protection Fee....................     1.299        1.155                       1.100        1.299
     0.95% Principal Protection Fee....................     1.550        1.376           16,712      1.314        1.550
     1.00% Principal Protection Fee....................     1.408        1.249          703,183      1.194        1.408
     1.10% Principal Protection Fee....................     1.541        1.367          212,939      1.308        1.541
     1.15% Principal Protection Fee....................     1.000        0.918          452,147
     1.35% Principal Protection Fee....................     1.538        1.360        2,492,334      1.309        1.538
     1.45% Principal Protection Fee....................     1.285        1.136        3,366,565      1.095        1.285
     1.50% Principal Protection Fee....................     1.527        1.349       62,288,311      1.302        1.527
     1.80% Principal Protection Fee....................     1.107        0.975      152,615,454      1.000        1.107
     1.90% Principal Protection Fee....................     1.520        1.338                       1.302        1.520
     2.00% Principal Protection Fee....................     1.410        1.239           19,493      1.208        1.410


                                                       ED DECEMBER 31, 1999
                                                                  --------------------   --------------------------------------
                                                                  ALUE                   UNIT VALUE   UNIT VALUE
                                                                  OF      ACCUMULATION   BEGINNING      END OF     ACCUMULATION
                                                                  R          UNITS        OF YEAR        YEAR         UNITS
-------------------------------------------------------           -------------------------------------------------------------
MONEY MARKET PORTFOLIO (2/98)
   Standard Death Benefit..............................                        87,063       1.007        1.044          8,882
   Enhanced Death Benefit..............................                            --       1.007        1.041             --
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (9/98)
   Standard Death Benefit..............................                        86,483       0.972        1.166             --
   Enhanced Death Benefit..............................                            --       0.972        1.163             --
 SMALL CAP INDEX FUND (1/98)
   Standard Death Benefit..............................                       379,973       0.945        0.911             --
   Enhanced Death Benefit..............................                            --       0.944        0.909             --
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (12/97)
   Standard Death Benefit
     0.00% Principal Protection Fee....................                     1,776,976       1.047        1.327        195,925
     0.80% Principal Protection Fee....................                            --       1.044        1.314             --
     0.85% Principal Protection Fee....................                            --       1.000        1.100             --
     0.95% Principal Protection Fee....................                        16,731       1.000        1.314         16,752
     1.00% Principal Protection Fee....................                       577,193       1.000        1.194         22,680
     1.10% Principal Protection Fee....................                       219,822       1.043        1.308        220,067
     1.15% Principal Protection Fee....................
     1.35% Principal Protection Fee....................                     2,144,703       1.000        1.309      1,556,018
     1.45% Principal Protection Fee....................                     3,384,455       1.000        1.095      3,460,179
     1.50% Principal Protection Fee....................                    36,888,854       1.042        1.302      2,611,390
     1.80% Principal Protection Fee....................                    79,071,649
     1.90% Principal Protection Fee....................                            --       1.000        1.302             --
     2.00% Principal Protection Fee....................                        20,820       1.000        1.208         22,226

                                                             PERIOD FROM SEPTEMBER 12, 1997
                                                                    (EFFECTIVE DATE)
                                                                  TO DECEMBER 31, 1997
                                                         --------------------------------------
                                                         UNIT VALUE   UNIT VALUE
                                                         BEGINNING      END OF     ACCUMULATION
                                                          OF YEAR        YEAR         UNITS
-------------------------------------------------------  --------------------------------------
MONEY MARKET PORTFOLIO (2/98)
   Standard Death Benefit..............................     1.000        1.007            --
   Enhanced Death Benefit..............................     1.000        1.007            --
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (9/98)
   Standard Death Benefit..............................     1.000        0.972            --
   Enhanced Death Benefit..............................     1.000        0.972            --
 SMALL CAP INDEX FUND (1/98)
   Standard Death Benefit..............................     1.000        0.945            --
   Enhanced Death Benefit..............................     1.000        0.944
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (12/97)
   Standard Death Benefit
     0.00% Principal Protection Fee....................     1.000        1.047            --
     0.80% Principal Protection Fee....................     1.000        1.044            --
     0.85% Principal Protection Fee....................
     0.95% Principal Protection Fee....................
     1.00% Principal Protection Fee....................
     1.10% Principal Protection Fee....................     1.000        1.043       143,274
     1.15% Principal Protection Fee....................
     1.35% Principal Protection Fee....................
     1.45% Principal Protection Fee....................
     1.50% Principal Protection Fee....................     1.000        1.042            --
     1.80% Principal Protection Fee....................
     1.90% Principal Protection Fee....................
     2.00% Principal Protection Fee....................


                                                              YEAR ENDED DECEMBER 31, 2000        YEAR ENDED DECEMBER 31, 1999
                                                         --------------------------------------   ------------------------
                                                         UNIT VALUE   UNIT VALUE                  UNIT VALUE   UNIT VALUE
                                                         BEGINNING      END OF     ACCUMULATION   BEGINNING      END OF
                                                          OF YEAR        YEAR         UNITS        OF YEAR        YEAR
--------------------------------------------------------------------------------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee....................     1.573        1.408          460,622      1.324        1.573
     0.80% Principal Protection Fee....................     1.545        1.371                       1.310        1.545
     0.85% Principal Protection Fee....................     1.295        1.149                       1.099        1.295
     0.95% Principal Protection Fee....................     1.544        1.368                       1.311        1.544
     1.00% Principal Protection Fee....................     1.404        1.244          230,453      1.193        1.404
     1.10% Principal Protection Fee....................     1.534        1.358            9,672      1.305        1.534
     1.15% Principal Protection Fee....................     1.000        0.917
     1.35% Principal Protection Fee....................     1.532        1.352           27,046      1.306        1.532
     1.45% Principal Protection Fee....................     1.281        1.130           61,729      1.094        1.281
     1.50% Principal Protection Fee....................     1.520        1.340        3,572,891      1.298        1.520
     1.80% Principal Protection Fee....................     1.106        0.972        2,279,697      1.000        1.106
     1.90% Principal Protection Fee....................     1.515        1.330                       1.299        1.515
     2.00% Principal Protection Fee....................     1.405        1.232          147,024      1.206        1.405


                                                       ED DECEMBER 31, 1999
                                                                  --------------------   --------------------------------------
                                                                  ALUE                   UNIT VALUE   UNIT VALUE
                                                                  OF      ACCUMULATION   BEGINNING      END OF     ACCUMULATION
                                                                  R          UNITS        OF YEAR        YEAR         UNITS
-------------------------------------------------------           -------------------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee....................                       460,640       1.046        1.324         16,764
     0.80% Principal Protection Fee....................                            --       1.000        1.310             --
     0.85% Principal Protection Fee....................                            --       1.000        1.099             --
     0.95% Principal Protection Fee....................                            --       1.000        1.311             --
     1.00% Principal Protection Fee....................                       254,591       1.000        1.193         24,092
     1.10% Principal Protection Fee....................                         9,692       1.043        1.305          9,713
     1.15% Principal Protection Fee....................
     1.35% Principal Protection Fee....................                        10,990       1.000        1.306         11,011
     1.45% Principal Protection Fee....................                        61,752       1.000        1.094         61,777
     1.50% Principal Protection Fee....................                     3,627,419       1.041        1.298      2,000,628
     1.80% Principal Protection Fee....................                     1,197,428
     1.90% Principal Protection Fee....................                            --       1.000        1.299             --
     2.00% Principal Protection Fee....................                       147,045       1.000        1.206        147,068

                                                             PERIOD FROM SEPTEMBER 12, 1997
                                                                    (EFFECTIVE DATE)
                                                                  TO DECEMBER 31, 1997
                                                         --------------------------------------
                                                         UNIT VALUE   UNIT VALUE
                                                         BEGINNING      END OF     ACCUMULATION
                                                          OF YEAR        YEAR         UNITS
-------------------------------------------------------  --------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee....................
     0.80% Principal Protection Fee....................
     0.85% Principal Protection Fee....................
     0.95% Principal Protection Fee....................
     1.00% Principal Protection Fee....................
     1.10% Principal Protection Fee....................     1.000        1.043        33,723
     1.15% Principal Protection Fee....................
     1.35% Principal Protection Fee....................
     1.45% Principal Protection Fee....................
     1.50% Principal Protection Fee....................     1.000        1.041         9,612
     1.80% Principal Protection Fee....................
     1.90% Principal Protection Fee....................
     2.00% Principal Protection Fee....................

---------------

    The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements of Separate Account BD III and the consolidated financial statements of The Travelers Insurance Company and subsidiaries are contained in the SAI.

    * Formerly the BT Insurance Funds Trust

                  APPENDIX B: CONDENSED FINANCIAL INFORMATION
--------------------------------------------------------------------------------

                THE TRAVELERS FUND BD IV FOR VARIABLE ANNUITIES

                              ACCUMULATION VALUES

                                                               YEAR ENDED DECEMBER 31, 2000        YEAR ENDED DECEMBER 31, 1999
                                                          --------------------------------------   ----------
                                                          UNIT VALUE   UNIT VALUE                  UNIT VALUE
                                                          BEGINNING      END OF     ACCUMULATION   BEGINNING
                                                           OF YEAR        YEAR         UNITS        OF YEAR
-------------------------------------------------------------------------------------------------------------
MONEY MARKET PORTFOLIO (10/97)
   Standard Death Benefit...............................     1.080        1.131       2,307,960       1.044
   Enhanced Death Benefit...............................     1.076        1.124       2,772,218       1.041
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (10/97)
   Standard Death Benefit...............................     1.468        1.206       1,663,384       1.166
   Enhanced Death Benefit...............................     1.461        1.198         893,929       1.163
 SMALL CAP INDEX FUND (10/97)
   Standard Death Benefit...............................     1.080        1.024       3,263,000       0.911
   Enhanced Death Benefit...............................     1.075        1.017       4,184,121       0.909
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (9/97)
   Standard Death Benefit
     0.00% Principal Protection Fee.....................     1.581        1.417      17,452,018       1.327
     0.80% Principal Protection Fee.....................     1.552        1.380         208,110       1.314
     0.85% Principal Protection Fee.....................     1.299        1.155         412,472       1.100
     0.95% Principal Protection Fee.....................     1.550        1.376         910,029       1.314
     1.00% Principal Protection Fee.....................     1.408        1.249       3,634,154       1.194
     1.10% Principal Protection Fee.....................     1.541        1.367       5,651,471       1.308
     1.15% Principal Protection Fee.....................     1.000        0.918         814,687
     1.35% Principal Protection Fee.....................     1.538        1.360      19,884,874       1.309
     1.45% Principal Protection Fee.....................     1.285        1.136      15,138,911       1.095
     1.50% Principal Protection Fee.....................     1.527        1.349     148,510,661       1.302
     1.80% Principal Protection Fee.....................     1.107        0.975     113,501,854       1.000
     1.90% Principal Protection Fee.....................     1.521        1.338         159,450       1.302
     2.00% Principal Protection Fee.....................     1.410        1.239       1,122,544       1.208


                                                        AR ENDED DECEMBER 31, 1999
                                                            ---------------------------   --------------------------------------
                                                              UNIT VALUE                  UNIT VALUE   UNIT VALUE
                                                                END OF     ACCUMULATION   BEGINNING      END OF     ACCUMULATION
                                                                 YEAR         UNITS        OF YEAR        YEAR         UNITS
--------------------------------------------------------    --------------------------------------------------------------------
MONEY MARKET PORTFOLIO (10/97)
   Standard Death Benefit...............................         1.080       1,382,006       1.007        1.044         728,039
   Enhanced Death Benefit...............................         1.076       1,142,472       1.007        1.041          86,459
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (10/97)
   Standard Death Benefit...............................         1.468       1,264,534       0.972        1.166         786,358
   Enhanced Death Benefit...............................         1.461         371,413       0.972        1.163         135,896
 SMALL CAP INDEX FUND (10/97)
   Standard Death Benefit...............................         1.080       3,362,605       0.945        0.911       2,147,107
   Enhanced Death Benefit...............................         1.075       4,438,492       0.944        0.909       3,882,023
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (9/97)
   Standard Death Benefit
     0.00% Principal Protection Fee.....................         1.581      15,906,377       1.047        1.327       6,591,030
     0.80% Principal Protection Fee.....................         1.552         208,129       1.044        1.314         208,150
     0.85% Principal Protection Fee.....................         1.299         412,494       1.000        1.100         422,929
     0.95% Principal Protection Fee.....................         1.550         935,721       1.000        1.314         950,940
     1.00% Principal Protection Fee.....................         1.408       3,838,256       1.000        1.194         533,038
     1.10% Principal Protection Fee.....................         1.541       6,291,395       1.043        1.308       6,730,772
     1.15% Principal Protection Fee.....................
     1.35% Principal Protection Fee.....................         1.538      20,668,805       1.000        1.309      21,883,580
     1.45% Principal Protection Fee.....................         1.285      15,944,192       1.000        1.095      16,643,685
     1.50% Principal Protection Fee.....................         1.527     123,986,805       1.042        1.302      27,872,471
     1.80% Principal Protection Fee.....................         1.107      46,666,708
     1.90% Principal Protection Fee.....................         1.521         159,489       1.000        1.302         159,531
     2.00% Principal Protection Fee.....................         1.410       1,181,707       1.000        1.208       1,238,057

                                                              PERIOD FROM SEPTEMBER 12, 1997
                                                                     (EFFECTIVE DATE)
                                                                   TO DECEMBER 31, 1997
                                                          --------------------------------------
                                                          UNIT VALUE   UNIT VALUE
                                                          BEGINNING      END OF     ACCUMULATION
                                                           OF YEAR        YEAR         UNITS
--------------------------------------------------------  --------------------------------------
MONEY MARKET PORTFOLIO (10/97)
   Standard Death Benefit...............................    $1.000       $1.007          46,237
   Enhanced Death Benefit...............................     1.000        1.007              --
DEUTSCHE ASSET MANAGEMENT VIT FUNDS*
 EAFE EQUITY INDEX FUND (10/97)
   Standard Death Benefit...............................     1.000        0.972         144,516
   Enhanced Death Benefit...............................     1.000        0.972          10,530
 SMALL CAP INDEX FUND (10/97)
   Standard Death Benefit...............................     1.000        0.945         441,762
   Enhanced Death Benefit...............................     1.000        0.944         644,012
GREENWICH STREET SERIES FUND
 EQUITY INDEX PORTFOLIO (9/97)
   Standard Death Benefit
     0.00% Principal Protection Fee.....................     1.000        1.047         934,805
     0.80% Principal Protection Fee.....................     1.000        1.044         208,174
     0.85% Principal Protection Fee.....................
     0.95% Principal Protection Fee.....................
     1.00% Principal Protection Fee.....................
     1.10% Principal Protection Fee.....................     1.000        1.043       5,313,886
     1.15% Principal Protection Fee.....................
     1.35% Principal Protection Fee.....................
     1.45% Principal Protection Fee.....................
     1.50% Principal Protection Fee.....................     1.000        1.042         358,499
     1.80% Principal Protection Fee.....................
     1.90% Principal Protection Fee.....................
     2.00% Principal Protection Fee.....................


                                                               YEAR ENDED DECEMBER 31, 2000        YEAR ENDED DECEMBER 31, 1999
                                                          --------------------------------------   ----------
                                                          UNIT VALUE   UNIT VALUE                  UNIT VALUE
                                                          BEGINNING      END OF     ACCUMULATION   BEGINNING
                                                           OF YEAR        YEAR         UNITS        OF YEAR
-------------------------------------------------------------------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee.....................     1.573        1.408      11,210,280       1.324
     0.80% Principal Protection Fee.....................     1.545        1.371              --       1.310
     0.85% Principal Protection Fee.....................     1.295        1.149              --       1.099
     0.95% Principal Protection Fee.....................     1.544        1.368         169,346       1.311
     1.00% Principal Protection Fee.....................     1.404        1.244         680,772       1.193
     1.10% Principal Protection Fee.....................     1.534        1.358       2,313,085       1.305
     1.15% Principal Protection Fee.....................     1.000        0.917          65,983
     1.35% Principal Protection Fee.....................     1.532        1.352       4,915,415       1.306
     1.45% Principal Protection Fee.....................     1.281        1.130       4,876,140       1.094
     1.50% Principal Protection Fee.....................     1.520        1.340      54,366,137       1.298
     1.80% Principal Protection Fee.....................     1.106        0.972      37,399,634       1.000
     1.90% Principal Protection Fee.....................     1.515        1.330         142,578       1.299
     2.00% Principal Protection Fee.....................     1.405        1.232         177,591       1.206


                                                        AR ENDED DECEMBER 31, 1999
                                                            ---------------------------   --------------------------------------
                                                              UNIT VALUE                  UNIT VALUE   UNIT VALUE
                                                                END OF     ACCUMULATION   BEGINNING      END OF     ACCUMULATION
                                                                 YEAR         UNITS        OF YEAR        YEAR         UNITS
--------------------------------------------------------    --------------------------------------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee.....................         1.573      10,466,930       1.046        1.324       5,435,838
     0.80% Principal Protection Fee.....................         1.545              --       1.000        1.310              --
     0.85% Principal Protection Fee.....................         1.295          49,914       1.000        1.099          49,914
     0.95% Principal Protection Fee.....................         1.544         171,111       1.000        1.311         172,533
     1.00% Principal Protection Fee.....................         1.404         730,273       1.000        1.193         102,873
     1.10% Principal Protection Fee.....................         1.534       2,850,045       1.043        1.305       3,412,468
     1.15% Principal Protection Fee.....................
     1.35% Principal Protection Fee.....................         1.532       4,436,116       1.000        1.306       4,436,276
     1.45% Principal Protection Fee.....................         1.281       6,221,780       1.000        1.094       6,481,921
     1.50% Principal Protection Fee.....................         1.520      49,484,678       1.041        1.298       8,321,419
     1.80% Principal Protection Fee.....................         1.106      17,179,177
     1.90% Principal Protection Fee.....................         1.515         142,657       1.000        1.299         142,785
     2.00% Principal Protection Fee.....................         1.405         298,659       1.000        1.206         341,977

                                                              PERIOD FROM SEPTEMBER 12, 1997
                                                                     (EFFECTIVE DATE)
                                                                   TO DECEMBER 31, 1997
                                                          --------------------------------------
                                                          UNIT VALUE   UNIT VALUE
                                                          BEGINNING      END OF     ACCUMULATION
                                                           OF YEAR        YEAR         UNITS
--------------------------------------------------------  --------------------------------------
   Enhanced Death Benefit
     0.00% Principal Protection Fee.....................     1.000        1.046         737,335
     0.80% Principal Protection Fee.....................
     0.85% Principal Protection Fee.....................
     0.95% Principal Protection Fee.....................
     1.00% Principal Protection Fee.....................
     1.10% Principal Protection Fee.....................     1.000        1.043       3,330,660
     1.15% Principal Protection Fee.....................
     1.35% Principal Protection Fee.....................
     1.45% Principal Protection Fee.....................
     1.50% Principal Protection Fee.....................     1.000        1.041          99,043
     1.80% Principal Protection Fee.....................
     1.90% Principal Protection Fee.....................
     2.00% Principal Protection Fee.....................

    The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account. Funding Options not listed had no amounts yet allocated to them. The financial statements of Separate Account BD IV and of The Travelers Life and Annuity Company are contained in the SAI.

    * Formerly BT Insurance Funds Trust

                                   APPENDIX C
--------------------------------------------------------------------------------

                               THE FIXED ACCOUNT

The Fixed Account is part of the Company's general account assets. These general account assets include all assets of the Company other than those held in the separate accounts sponsored by the Company or its affiliates.

The staff of the SEC does not generally review the disclosure in the prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account and the general account may, however, be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in the prospectus.

Under the Fixed Account, the Company assumes the risk of investment gain or loss, guarantees a specified interest rate, and guarantees a specified periodic annuity payment. The investment gain or loss of the Separate Account or any of the funding options does not affect the Fixed Account contract value, or the dollar amount of fixed annuity payments made under any payout option.

We guarantee that, at any time, the Fixed Account contract value will not be less than the amount of the purchase payments allocated to the Fixed Account, plus interest credited as described below, less any applicable premium taxes or prior withdrawals.

Purchase payments allocated to the Fixed Account and any transfers made to the Fixed Account become part of the Company's general account which supports insurance and annuity obligations. Neither the general account nor any interest therein is registered under, nor subject to the provisions of, the Securities Act of 1933 or Investment Company Act of 1940. We will invest the assets of the Fixed Account at our discretion. Investment income from such Fixed Account assets will be allocated to us and to the Contracts participating in the Fixed Account.

Investment income from the Fixed Account allocated to us includes compensation for mortality and expense risks borne by us in connection with Fixed Account Contracts. The amount of such investment income allocated to the Contracts will vary from year to year in our sole discretion at such rate or rates as we prospectively declare from time to time.

We guarantee the initial rate for any allocations into the Fixed Account for one year from the date of such allocation. We guarantee subsequent renewal rates for the calendar quarter. We also guarantee that for the life of the Contract we will credit interest at not less than 3% per year. We will determine any interest we credit to amounts allocated to the Fixed Account in excess of 3% per year in our sole discretion. You assume the risk that interest credited to the Fixed Account may not exceed the minimum guarantee of 3% for any given year.

TRANSFERS

You may make transfers from the Fixed Account to any other available variable funding option(s) twice a year during the 30 days following the semiannual anniversary of the contract effective date. We limit transfers to an amount of up to 15% of the Fixed Account contract value on the semiannual contract effective date anniversary. (This restriction does not apply to transfers under the Dollar Cost Averaging Program.) Amounts previously transferred from the Fixed Account to variable funding options may not be transferred back to the Fixed Account for a period of at least six months from the date of transfer. We reserve the right to waive either of these restrictions.

Automated transfers from the Fixed Account to any of the variable funding options may begin at any time. Automated transfers from the Fixed Account may not deplete your Fixed Account value in a period of less than twelve months from your enrollment in the Dollar Cost Averaging Program.

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

                                   APPENDIX D
--------------------------------------------------------------------------------

              CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION

The Statement of Additional Information contains more specific information and financial statements relating to The Travelers Insurance Company or The Travelers Life and Annuity Company. A list of the contents of the Statement of Additional Information is set forth below:

     The Insurance Company
     Principal Underwriter
     Distribution and Principal Underwriting Agreement
     Valuation of Assets
     Performance Information
     Federal Tax Considerations
     Independent Accountants
     Financial Statements

--------------------------------------------------------------------------------

Copies of the Statement of Additional Information dated May 1, 2001 are available without charge. To request a copy, please clip this coupon on the dotted line above, enter your name and address in the spaces provided below, and mail to: The Travelers Insurance Company, Annuity Investor Services, One Tower Square, Hartford, Connecticut 06183. The Travelers Insurance Company Statement of Additional Information is printed on Form L-12682S, and The Travelers Life and Annuity Statement of Additional Information is printed on Form L-12683S.

Name:

Address:

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

L-12682                                                              May 1, 2001